Commitments And Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Commitments and Contingencies
12.	Commitments and Contingencies
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

(a)	Lease Commitments
Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of June 30, 2012 are:

For the years ended June 30,	Amount
2013	$66,016
2014	56,783
2015	32,823
2016	26,729
2017	15,663
Thereafter	46,210

Total	$244,224